Calvert
Global Real Estate Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Australia — 4.0%
Goodman Group	4,828	$ 61,266
National Storage REIT	37,340	63,243
Region RE, Ltd.	25,671	40,543
		$ 165,052
Belgium — 2.5%
Aedifica S.A.	376	$ 30,292
Shurgard Self Storage, Ltd.	855	40,892
Warehouses De Pauw CVA	1,057	31,431
		$102,615
Canada — 3.0%
Boardwalk Real Estate Investment Trust	597	$24,357
Chartwell Retirement Residences	3,783	23,932
Granite Real Estate Investment Trust	347	21,488
InterRent Real Estate Investment Trust	2,404	23,818
RioCan Real Estate Investment Trust	2,015	30,400
		$123,995
France — 0.7%
Klepierre S.A.	1,316	$29,837
		$29,837
Germany — 0.6%
LEG Immobilien SE	471	$25,884
		$25,884
Hong Kong — 6.3%
Link REIT	15,420	$99,154
Sun Hung Kai Properties, Ltd.	8,000	112,077
Wharf Real Estate Investment Co., Ltd.	9,000	51,816
		$263,047
Japan — 8.4%
Invincible Investment Corp.	150	$63,136
Japan Metropolitan Fund Investment Corp.	54	39,434
Japan Real Estate Investment Corp.	10	39,852
Mitsubishi Estate Co., Ltd.	3,600	42,821
Mitsubishi Estate Logistics REIT Investment Corp.	11	32,412
Mitsui Fudosan Co., Ltd.	4,800	90,165
Nippon Building Fund, Inc.	10	41,625
		$349,445
Singapore — 1.3%
Frasers Logistics & Commercial Trust	56,800	$56,063
		$56,063
Security	Shares	Value
Spain — 0.7%
Merlin Properties Socimi S.A.	3,485	$ 30,492
		$ 30,492
Sweden — 1.2%
Catena AB	780	$ 29,029
Fastighets AB Balder, Class B(1)	5,289	21,730
		$ 50,759
United Kingdom — 3.0%
Derwent London PLC	694	$ 20,199
Segro PLC	6,531	62,213
UNITE Group PLC (The)	3,731	44,202
		$126,614
United States — 66.8%
Alexandria Real Estate Equities, Inc.	265	$33,281
American Tower Corp.	936	191,262
Americold Realty Trust, Inc.	1,411	40,143
AvalonBay Communities, Inc.	670	112,600
Brixmor Property Group, Inc.	2,745	59,072
Crown Castle, Inc.	653	87,397
Digital Realty Trust, Inc.	1,009	99,195
Equinix, Inc.	278	200,449
Federal Realty Investment Trust	479	47,340
Host Hotels & Resorts, Inc.	2,995	49,388
Iron Mountain, Inc.	1,627	86,085
Life Storage, Inc.	534	70,002
Mid-America Apartment Communities, Inc.	674	101,801
Prologis, Inc.	2,760	344,365
Public Storage	756	228,418
Realty Income Corp.	4,625	292,855
Rexford Industrial Realty, Inc.	879	52,432
RPT Realty	4,006	38,097
SBA Communications Corp.	446	116,437
Simon Property Group, Inc.	1,003	112,306
Sun Communities, Inc.	593	83,542
UDR, Inc.	2,296	94,274
Welltower, Inc.	3,546	254,212
		$2,794,953
Total Common Stocks (identified cost $4,548,375)		$4,118,756

Calvert
Global Real Estate Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(2)	19,251	$ 19,251
Total Short-Term Investments (identified cost $19,251)		$ 19,251

Total Investments — 98.9% (identified cost $4,567,626)	$4,138,007
Other Assets, Less Liabilities — 1.1%	$ 44,637
Net Assets — 100.0%	$4,182,644

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrial	16.1%
Retail	15.6
Residential	12.2
Diversified	11.7
Self Storage	9.6
Infrastructure REITs	9.4
Health Care	7.4
Data Centers	7.2
Office	3.2
Lodging/Resorts	2.7
Specialty	2.1
Industrial/Office Mixed	1.3
Total	98.5%

Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at March 31, 2023.

Calvert
Global Real Estate Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $19,251, which represents 0.4% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$54,780	$266,737	$(302,266)	$ —	$ —	$19,251	$296	19,251

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$165,052	$ —	$165,052
Belgium	40,892	61,723	—	102,615
Canada	123,995	—	—	123,995
France	—	29,837	—	29,837
Germany	—	25,884	—	25,884
Hong Kong	—	263,047	—	263,047
Japan	—	349,445	—	349,445
Singapore	—	56,063	—	56,063
Spain	—	30,492	—	30,492
Sweden	—	50,759	—	50,759
United Kingdom	—	126,614	—	126,614
United States	2,794,953	—	—	2,794,953
Total Common Stocks	$2,959,840	$1,158,916(1)	$ —	$4,118,756
Short-Term Investments	$19,251	$ —	$ —	$19,251
Total Investments	$2,979,091	$1,158,916	$ —	$4,138,007

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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